ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued payroll and welfare	$ 2,957,303	$ 2,588,312
Accrued professional fees	481,771	624,825
Other tax payable	2,360,987	1,378,963
Interest payable	153,672	305,087
Government subsidy		908,496
Accrued freight	257,082	196,033
Others	2,319,267	1,459,905
Total	$ 8,530,082	$ 7,461,621